Stock-Based Compensation Schedule Of Share Based Compensation RSU Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning of year	1,540,171	1,390,360
Granted	1,398,821	611,260
Converted		(359,994)
Forfeited	(7,107)	(101,455)
End of year	1,391,714	1,540,171	1,390,360
Stock Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share	$ 26.9	$ 20.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years		2 years